Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 222,382	$ 202,322
Customer accounts and other restricted cash	1,069,269	1,295,947
Accounts receivable, net of allowance for credit losses of $5,677 and $5,240, respectively	177,323	162,081
Settlement receivables, net of allowance for credit losses of $4,334 and $5,197, respectively	166,877	171,224
Prepaid expenses and other current assets	66,810	74,919
Total current assets	1,702,661	1,906,493
Deferred tax assets	77,273	77,273
Property, plant and equipment, net	22,175	17,213
Operating lease right-of-use assets	26,110	22,120
Derivative financial assets	9,888	10,427
Intangible assets, net	1,062,881	1,163,935
Goodwill	2,000,689	2,023,402
Other assets – non-current	8,689	6,838
Total assets	4,910,366	5,227,701
Current liabilities
Accounts payable and other liabilities	190,541	202,699
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,254,680	1,477,017
Operating lease liabilities – current	8,073	8,233
Contingent consideration payable - current	9,908	11,828
Liability for share-based compensation – current	3,405	2,701
Total current liabilities	1,476,797	1,712,668
Non-current debt	2,441,205	2,491,643
Operating lease liabilities - non-current	21,740	16,963
Deferred tax liabilities	103,618	111,705
Warrant liabilities	1,283	1,423
Liability for share-based compensation – non-current	2,545	3,108
Contingent consideration payable - non-current	325	6,878
Total liabilities	4,047,513	4,344,388
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 62,390,318 shares issued and 60,714,503 outstanding as of June 30, 2024 and 61,719,443 shares issued and outstanding as of December 31, 2023	749	741
Additional paid in capital	3,182,585	3,166,012
Accumulated deficit	(2,258,068)	(2,259,694)
Treasury shares - at cost; 1,675,815 shares as of June 30, 2024 and 0 shares as of December 31, 2023	(25,000)	0
Accumulated other comprehensive loss	(37,413)	(23,746)
Total shareholder's equity	862,853	883,313
Total liabilities and shareholder’s equity	$ 4,910,366	$ 5,227,701